NOTES PAYABLE - Schedule of Notes Payable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Notes Payable Related Party	Dec. 31, 2011 Notes Payable Related Party	Feb. 28, 2011 Notes Payable Related Party
Debt				$ 561,750	$ 561,750	$ 4,500,000
Less: debt discount					(50,918)	1,800,000
Note payable - related party, net	$ 561,750	$ 510,832		$ 561,750	$ 510,832